Note 7 - Securities Owned and Securities Sold, But Not Yet Purchased, at Fair Value	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Investment Holdings [Text Block]
NOTE 5. SECURITIES OWNED AND SECURITIES SOLD, BUT NOT YET PURCHASED AT FAIR VALUE

Classification of securities are as follows:

Fair Value Measurements

As of June 30, 2016
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$82,000	—	—	$82,000
Municipal bonds	1,259,000	—	—	1,259,000
Restricted stock and warrants	—	181,000	—	181,000
	$1,341,000	$181,000	$—	$1,522,000

As of September 30, 2015
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$44,000	—	—	$44,000
Municipal bonds	638,000	—	—	638,000
Restricted stock and warrants	—	205,000	—	205,000
	$682,000	$205,000	$—	$887,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$32,000	$—	$—	$32,000

NOTE
7. SECURITIES OWNED AND SECURITIES SOLD, BUT NOT YET PURCHASED, AT
FAIR VALUE

Classification of securities are as follows:

As of September 30, 2015
Securities owned at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$44,000	—	—	$44,000
Municipal bonds	638,000	—	—	638,000
Restricted stock	—	205,000	—	205,000
	$682,000	$205,000	$—	$887,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$32,000	$—	$—	$32,000

As of September 30, 2014
Securities owned at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$256,000	—	—	$256,000
Municipal bonds	696,000	—	—	696,000
Restricted stock	—	109,000	—	109,000
	$952,000	$109,000	$—	$1,061,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$55,000	$—	$—	$55,000

Certain positions in common stock were received as compensation for investment banking services. Restricted common stock may be freely traded only upon the effectiveness of a registration statement covering them or upon the satisfaction of the requirements of Rule 144, including the requisite holding period.